Going Concern (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (5,421,529)	$ (3,217,901)
[custom:WorkingCapitalDeficit-0]	$ (14,263,400)